Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 51,760	Taxes	ARGENTINA	snj:AR-Z	Government of Argentina, Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 2
	19,350	Royalties	ARGENTINA	snj:AR-Z	Santa Cruz Province, Secretariat of Mining of Santa Cruz [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 3
	40,690	Royalties	ARGENTINA	snj:AR-Z	Santa Cruz Province, Fomicruz (Fomento Minero de Santa Cruz S.E.; state company; minority shareholder in CVSA) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 4
	30	Fees	ARGENTINA	snj:AR-Z	Santa Cruz Province, Fomicruz (Fomento Minero de Santa Cruz S.E.; state company; minority shareholder in CVSA) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 5
	5,320	Comm. Social Resp.	ARGENTINA	snj:AR-Z	Santa Cruz Province, Fondo Fiduciario UniRSE [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 6
	1,830	Comm. Social Resp.	ARGENTINA	snj:AR-Z	Puerto San Julian Municipality, Development Agency [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 7
	8,520	Fees	ARGENTINA	snj:AR-Z	Santa Cruz Province, Agricultural Council of Santa Cruz [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Open Pit
#: 8
	240	Taxes	COLOMBIA	snj:CO-ANT	Jericó Municipality, Secretary of Finance of Jericó [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Underground Mining
#: 9
	110	Taxes	COLOMBIA	snj:CO-ANT	Government of Colombia, Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Underground Mining
#: 10
	630	Taxes	COLOMBIA	snj:CO-ANT	Government of Colombia, Ministry of Justice and Law - Superintendency of Notaries and Registry [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Underground Mining
#: 11
	230	Fees	COLOMBIA	snj:CO-ANT	Government of Colombia, Colombian National Mining Agency (ANM - Agencia Nacional de Minería) [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Underground Mining
#: 12
	160	Fees	COLOMBIA	snj:CO-ANT	Antioquia Department, Secretary of the Treasury of Antioquia [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Underground Mining
#: 13
	160	Fees	COLOMBIA	snj:CO-ANT	Antioquia Department, Finance Ministry of Antioquia [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Underground Mining
#: 14
	165,670	Taxes	BRAZIL	snj:BR-MG	Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]	AGA Mineração [Member]	Gold [Member]	Underground Mining
#: 15
	100	Taxes	BRAZIL	snj:BR-MG	Nova Lima Municipality, Municipal Government of Nova Lima [Member]	AGA Mineração [Member]	Gold [Member]	Underground Mining
#: 16
	10	Fees	BRAZIL	snj:BR-MG	Nova Lima Municipality, Municipal Government of Nova Lima [Member]	AGA Mineração [Member]	Gold [Member]	Underground Mining
#: 17
	13,870	Royalties	BRAZIL	snj:BR-MG	Government of Brazil, Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member]	AGA Mineração [Member]	Gold [Member]	Underground Mining
#: 18
	23,020	Royalties	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Sunrise Dam [Member]	Gold [Member]	Underground Mining
#: 19
	600	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Sunrise Dam [Member]	Gold [Member]	Underground Mining
#: 20
	89,280	Taxes	AUSTRALIA	snj:AU-WA	Government of Australia, Australian Taxation Office [Member]	Sunrise Dam [Member]	Gold [Member]	Underground Mining
#: 21
	60	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Water and Environment Regulation [Member]	Sunrise Dam [Member]	Gold [Member]	Underground Mining
#: 22
	53,850	Royalties	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana [Member]	Gold [Member]	Open Pit
#: 23
	1,200	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana [Member]	Gold [Member]	Open Pit
#: 24
	167,470	Taxes	AUSTRALIA	snj:AU-WA	Government of Australia, Australian Taxation Office [Member]	Tropicana [Member]	Gold [Member]	Open Pit
#: 25
	70	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Water and Environment Regulation [Member]	Tropicana [Member]	Gold [Member]	Open Pit
#: 26
	310	Fees	UNITED STATES	snj:US-NV	U.S. Federal Government, Bureau of Land Management [Member]	Nevada [Member]	Gold and Silver [Member]	Open Pit
#: 27
	100	Fees	UNITED STATES	snj:US-NV	U.S. Federal Government, U.S. Geological Survey National Center [Member]	Nevada [Member]	Gold and Silver [Member]	Open Pit
#: 28
	120	Fees	UNITED STATES	snj:US-NV	State of Nevada, Nevada Division of Environmental Protection [Member]	Nevada [Member]	Gold and Silver [Member]	Open Pit
#: 29
	750	Taxes	UNITED KINGDOM		UK Government, His Majesty's Revenue and Customs (HMRC) [Member]	AngloGold Holdings plc [Member]	Gold [Member]
#: 30
	44,250	Royalties	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]	Sukari [Member]	Gold [Member]	Open Pit
#: 31
	10	Fees	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]	Sukari [Member]	Gold [Member]	Open Pit
#: 32
	547,000	Dividends	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]	Sukari [Member]	Gold [Member]	Open Pit
#: 33
	17,070	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Tax Authority - Large Taxpayers Center [Member]	Sukari [Member]	Gold [Member]	Open Pit
#: 34
	350	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Tax Authority - Tax Office of Joint-Stock Companies [Member]	Sukari [Member]	Gold [Member]	Open Pit
#: 35
	1,560	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, International Tax Agreement Center [Member]	Sukari [Member]	Gold [Member]	Open Pit
#: 36
	320	Fees	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Tax Authority - Large Taxpayers Center [Member]	EDX [Member]	Gold [Member]	Open Pit
#: 37
	60	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Tax Authority - Tax Office of Joint-Stock Companies [Member]	EDX [Member]	Gold [Member]	Open Pit
#: 38
	70	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, International Tax Agreement Center [Member]	EDX [Member]	Gold [Member]	Open Pit
#: 39
	112,450	Taxes	GHANA	snj:GH-WP	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Open Pit
#: 40
	120,330	Royalties	GHANA	snj:GH-WP	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Open Pit
#: 41
	15,890	Prod. Entitlements	GHANA	snj:GH-WP	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Open Pit
#: 42
	340	Fees	GHANA	snj:GH-WP	Tarkwa Nsuaem Municipality, Tarkwa Nsuaem Municipal Assembly [Member]	Iduapriem [Member]	Gold [Member]	Open Pit
#: 43
	43,010	Royalties	GHANA	snj:GH-AH	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 44
	1,400	Fees	GHANA	snj:GH-AH	Government of Ghana, Minerals Commission of Ghana [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 45
	40	Infrastructure	GHANA	snj:GH-AH	Government of Ghana, Minerals Commission of Ghana [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 46
	800	Taxes	GHANA	snj:GH-AH	Obuasi East Municipality, Obuasi East Municipal Assembly [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 47
	530	Comm. Social Resp.	GHANA	snj:GH-AH	Government of Ghana, Ministry of Lands and Natural Resources [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 48
	110	Fees	GHANA	snj:GH-AH	Government of Ghana, Office of the Administrator of Stool Lands [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 49
	2,010	Infrastructure	GHANA	snj:GH-AH	Government of Ghana, Ministry of Defence [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 50
	310	Fees	GHANA	snj:GH-AH	Government of Ghana, Ghana Armed Forces [Member]	Obuasi [Member]	Gold [Member]	Underground Mining
#: 51
	730	Comm. Social Resp.	GUINEA	snj:GN-K	Rural Municipality of Kintinian, Rural Municipality of Kintinian [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 52
	450	Comm. Social Resp.	GUINEA	snj:GN-K	Urban Municipality of Siguiri, Urban Municipality of Siguiri [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 53
	59,020	Royalties	GUINEA	snj:GN-K	Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 54
	210	Fees	GUINEA	snj:GN-K	Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 55
	51,030	Taxes	GUINEA	snj:GN-K	Government of Guinea, Guinean Tax Authority (DGI - Direction Générale des Impôts) [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 56
	190	Comm. Social Resp.	GUINEA	snj:GN-K	Mignada District, Mignada District [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 57
	740	Comm. Social Resp.	GUINEA	snj:GN-K	Fatoya District, Fatoya District [Member]	Siguiri [Member]	Former Parent Company, Current Holding Company [Member]	Open Pit
#: 58
	690	Comm. Social Resp.	GUINEA	snj:GN-K	Balato District, Balato District [Member]	Siguiri [Member]	Former Parent Company, Current Holding Company [Member]	Open Pit
#: 59
	140	Comm. Social Resp.	GUINEA	snj:GN-K	Saraya District, Saraya District [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 60
	370	Comm. Social Resp.	GUINEA	snj:GN-K	Linkékoro Village, Linkékoro Village [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 61
	2,610	Royalties	GUINEA	snj:GN-K	Government of Guinea, Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member]	Siguiri [Member]	Gold [Member]	Open Pit
#: 62
	470	Taxes	SOUTH AFRICA	snj:ZA-GP	Government of South Africa, South African Revenue Service (SARS) [Member]	AngloGold Ashanti (Pty) Ltd. [Member]	Former Parent Company, Current Holding Company [Member]
#: 63
	4,560	Taxes	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 64
	1,350	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 65
	130	Infrastructure	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 66
	3,670	Comm. Social Resp.	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 67
	2,040	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Inspector General of Police [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 68
	180	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Lake Victoria Basin Water Board [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 69
	113,850	Royalties	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Ministry of Minerals [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 70
	960	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Ministry of Minerals [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 71
	14,580	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Tanzania Electric Supply Company Limited (TANESCO) [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 72
	500	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Tanzania Forest Services Agency (TFS) [Member]	Geita [Member]	Gold [Member]	Underground Mining
#: 73
	$ 274,730	Taxes	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Tanzania Revenue Authority (TRA) [Member]	Geita [Member]	Gold [Member]	Underground Mining